PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
As of December 31, 2024 and 2023, property and equipment consisted of the following:

	Range of Depreciable Lives	2024	2023

	(Years)	(in thousands)

Software	5-10	$1,642,047	$1,433,237
Equipment	3-20	829,889	744,065
Leasehold improvements	5-15	88,442	94,792
Furniture and fixtures	5-10	30,983	34,535
Land		1,213	1,213
		2,592,574	2,307,842
Less accumulated depreciation and amortization		(1,588,928)	(1,346,059)
Work-in-progress		396,601	398,610
		$1,400,247	$1,360,393